Note 18 - Related Party Balances and Transactions	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
18.	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)	The Company charged $3,700 ( 2020 - $5,100, 2019 - $84,442 ) to the corporations with director or officer in common for rent, administration, office charges and telecommunications.

(b)	During the period ended March 31, 2021, the company paid $1,200 director fees to independent directors.

(c)
Key management compensation was
$73,500
(
2020
-
$132,266
,
2019
-
$78,000
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company, of which
$nil
(
2020
-
$30,766
) of the management compensation is included in accrued liabilities.